Condensed financial statements of the parent company only - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-interest income
Banking	$ 47,346	$ 49,347	$ 45,010
Foreign exchange revenue	37,180	37,001	32,895
Custody and other administration services	13,845	12,868	9,262
Other non-interest income	5,610	4,818	4,912
Total non-interest income	183,859	183,975	168,686
Interest income
Interest and fees on loans	230,656	234,032	218,495
Deposits with banks and other	12,125	41,625	24,830
Total interest income	352,009	405,078	367,588
Interest expense
Deposits	25,116	51,486	17,617
Long-term debt	9,294	7,876	6,949
Securities sold under agreement to repurchase	0	14	33
Total interest expense	34,410	59,376	24,599
Net interest income before provision for credit losses	317,599	345,702	342,989
Provision for credit recoveries (losses)	(8,491)	184	6,991
Net interest income after provision for credit losses	309,108	345,886	349,980
Net gains (losses) on equity securities	658	925	(329)
Net realized gains (losses) on available-for-sale investments	1,220	1,624	1,100
Net gains (losses) on other real estate owned	(104)	(5)	(322)
Net other gains (losses)	(552)	223	(1,304)
Total other gains (losses)	1,222	2,767	(855)
Total net revenue	494,189	532,628	517,811
Non-interest expense
Salaries and other employee benefits	173,662	183,659	159,778
Technology and communications	65,156	62,633	60,280
Professional and outside services	21,263	27,952	26,034
Property	29,392	24,181	21,825
Indirect taxes	21,323	21,109	19,485
Non-service employee benefits expense	2,640	5,649	5,570
Marketing	4,443	8,050	6,116
Amortization of intangible assets	5,819	5,451	5,091
Other expenses	20,896	18,240	17,164
Total non-interest expense	344,594	356,924	321,343
Net income	147,217	177,075	195,184
Other comprehensive income (loss), net of taxes	37,417	61,430	(19,475)
Total comprehensive income	184,634	238,505	175,709
Bank of N.T. Butterfield & Son Ltd
Non-interest income
Banking	24,429	24,870	23,506
Foreign exchange revenue	9,166	10,613	11,727
Custody and other administration services	6,927	7,625	0
Other non-interest income	5,924	5,650	6,330
Total non-interest income	187,832	194,905	120,658
Interest income
Interest and fees on loans	123,774	132,104	133,124
Investments	52,135	68,721	73,698
Deposits with banks and other	3,109	9,156	12,932
Total interest income	179,018	209,981	219,754
Interest expense
Deposits	9,386	17,410	6,709
Long-term debt	9,294	7,876	6,949
Securities sold under agreement to repurchase	0	13	33
Total interest expense	18,680	25,299	13,691
Net interest income before provision for credit losses	160,338	184,682	206,063
Provision for credit recoveries (losses)	(8,750)	(3,088)	6,823
Net interest income after provision for credit losses	151,588	181,594	212,886
Net gains (losses) on equity securities	658	925	(329)
Net realized gains (losses) on available-for-sale investments	702	1,053	758
Net gains (losses) on other real estate owned	(104)	(5)	(323)
Net other gains (losses)	714	2	0
Total other gains (losses)	1,970	1,975	106
Total net revenue	341,390	378,474	333,650
Non-interest expense
Salaries and other employee benefits	69,521	77,923	75,949
Technology and communications	35,434	36,008	36,466
Professional and outside services	27,791	27,954	22,696
Property	9,092	6,927	6,693
Indirect taxes	15,633	15,355	14,669
Non-service employee benefits expense	3,462	5,879	6,427
Marketing	2,418	4,372	3,034
Amortization of intangible assets	169	169	169
Other expenses	9,896	9,260	4,230
Total non-interest expense	173,416	183,847	170,333
Net income before equity in undistributed earnings of subsidiaries	167,974	194,627	163,317
Equity in undistributed earnings of subsidiaries	(20,757)	(17,552)	31,867
Net income	147,217	177,075	195,184
Other comprehensive income (loss), net of taxes	37,417	61,430	(19,475)
Total comprehensive income	184,634	238,505	175,709
Bank of N.T. Butterfield & Son Ltd | Banks
Non-interest income
Dividends from subsidiaries	121,522	122,776	60,000
Bank of N.T. Butterfield & Son Ltd | Customers
Non-interest income
Dividends from subsidiaries	$ 19,864	$ 23,371	$ 19,095